PROVISION FOR ENVIRONMENTAL REHABILITATION - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Lone Tree
Disclosure of provision for environmental rehabilitation [Line Items]
Undiscounted un-inflated value of cash flows required to settle provision	$ 66.2
Ruby Hill
Disclosure of provision for environmental rehabilitation [Line Items]
Undiscounted un-inflated value of cash flows required to settle provision	18.4
McCoy-Cove
Disclosure of provision for environmental rehabilitation [Line Items]
Undiscounted un-inflated value of cash flows required to settle provision	8.6
Granite Creek
Disclosure of provision for environmental rehabilitation [Line Items]
Undiscounted un-inflated value of cash flows required to settle provision	2.1
Argenta
Disclosure of provision for environmental rehabilitation [Line Items]
Undiscounted un-inflated value of cash flows required to settle provision	$ 1.2
Minimum
Disclosure of provision for environmental rehabilitation [Line Items]
Risk free interest rate, provision for environmental rehabilitation	3.84%
Maximum
Disclosure of provision for environmental rehabilitation [Line Items]
Risk free interest rate, provision for environmental rehabilitation	4.20%